Taxation (Details) - Schedule of income tax benefit (expense) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income Tax Benefit Expense [Abstract]
Current	$ (343)		$ (1,410)
Deferred	284	445	1,004
Income tax expense	$ (59)	$ 445	$ (406)